Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Summary of other assets

	December 31, 2024	December 31, 2023

Investment in marketable securities and debt securities	$172,168	$108,798
Value added tax and other taxes recoverable	77,610	74,495
Prepaid loan costs	3,489	3,175
Deposits and other	6,083	1,573
	$259,350	$188,041
Less: Current marketable securities and debt securities (i)	(138,932)	(2,832)
Non-current other assets	$120,418	$185,209

(i) Included in the investment in marketable securities is an investment of $138.9 million in GMIN. The Company sold part of its investment in GMIN during Q4 2024 for CDN $14.6 million ($10.3 million) while the remaining GMIN investment held at December 31, 2024 was sold on January 15, 2025 for CDN $223.1 million ($155.1 million).